Impairment Charges (Tables)	12 Months Ended
Dec. 31, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Summary Of Impairment Charges On Continued And Discontinued Operations

	Year Ended
		2016			2015			2014
	Goodwill Impairment	Other Long-Lived Asset Impairments	Total Impairments	Goodwill Impairment	Other Long-Lived Asset Impairments	Total Impairments	Goodwill Impairment	Other Long-Lived Asset Impairments	Total Impairments
Continuing operations:
Residential Products	$—	$.4	$.4	$—	$.7	$.7	$—	$1.2	$1.2
Industrial Products - Steel Tubing	—	—	—	4.1	1.4	5.5	—	—	—
Specialized Products:
CVP unit	3.7	—	3.7	—	.1	.1	—	—	—
Other	—	—	—	—	—	—	—	.1	.1
Total continuing operations	3.7	.4	4.1	4.1	2.2	6.3	—	1.3	1.3
Discontinued operations:
Furniture Products - Store Fixtures	—	—	—	—	—	—	108.0	—	108.0
Other	—	—	—	—	.2	.2	—	—	—
Total discontinued operations	—	—	—	—	.2	.2	108.0	—	108.0
Total impairment charges	$3.7	$.4	$4.1	$4.1	$2.4	$6.5	$108.0	$1.3	$109.3

Components Of Fair Values In Relation To Their Respective Carrying Values
The fair values of reporting units in relation to their respective carrying values and significant assumptions used in the second quarter 2015 review are presented in the table below.

Excess of Fair Value over Carrying Value as a Percentage of Fair Value	December 31, 2015 Goodwill Value	10-year Compound Annual Growth Rate Range for Sales	Terminal Values Long- term Growth Rate for Debt-Free Cash Flow	Discount Rate Ranges
< 25%	$—	—%	—%	—%
25-49%	—	—%	—%	—%
50% - 74%	588.7	.6% - 7.0%	3.0%	8.0% - 12.5%
75%+	217.4	3.1% - 10.9%	3.0%	8.0% - 9.0%
	$806.1	.6% - 10.9%	3.0%	8.0% - 12.5%